Revenues - Schedule of Revenue Recognition (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 1,123	$ 1,299	$ 1,147	$ 2,912	$ 7,402	$ 7,455
Over time [Member] | License fees [Member]
Disaggregation of Revenue [Line Items]
Revenues		555		1,447	3,442	3,533
Over time [Member] | R&D services [Member]
Disaggregation of Revenue [Line Items]
Revenues		589	6	1,297	2,140	2,072
Over time [Member] | Reimbursements [Member]
Disaggregation of Revenue [Line Items]
Revenues	23	$ 155	41	$ 168	820	$ 1,850
Point in time [Member] | Milestones [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 1,100		$ 1,100		$ 1,000